Lease Assets (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Summary of Right-of-use Assets

	Building $	Other $	Total $
January 1, 2019	556.6	5.2	561.8
Additions	63.9	1.6	65.5
Acquisitions	19.3	0.1	19.4
Depreciation	(113.2)	(2.6)	(115.8)
Modifications	42.6	—	42.6
Impairment	(2.0)	—	(2.0)
Foreign exchange	(12.8)	(0.2)	(13.0)
December 31, 2019	554.4	4.1	558.5
Additions	40.7	1.7	42.4
Acquisitions	7.0	—	7.0
Depreciation	(115.0)	(2.7)	(117.7)
Modifications	16.4	0.4	16.8
Impairment	(59.1)	—	(59.1)
Foreign exchange	(1.0)	0.1	(0.9)
December 31, 2020	443.4	3.6	447.0

Impairment losses and Related Recoverable Amounts for Reportable Segments	Impairment losses and the related recoverable amounts remaining for each reportable segment are as follows:

Reportable segments	Canada	United States	Global	Total
Impairment losses
Lease assets	50.4	4.8	3.9	59.1
Property and equipment	16.3	1.7	1.5	19.5
Total	66.7	6.5	5.4	78.6
Recoverable amount	8.4	1.2	2.4	12.0

Amounts Recognized in Administrative and Marketing Expenses

Amounts recognized in administrative and marketing expenses	For the year ended December 31,
	2020	2019
	$	$
Rent expense - variable lease payments	49.7	48.7
Rent expense - short-term leases and leases of low-value assets	3.3	10.0
Income from subleases	(5.6)	(5.1)

Total	47.4	53.6

Amounts Recognized in the Consolidated Statement of Cash Flows

Amounts recognized in the consolidated statement of cash flows	For the year ended December 31,
	2020	2019
	$	$
Cash payments for the interest portion of lease liabilities	28.8	32.3
Cash payments for leases not included in the measurement of lease liabilities	47.4	53.6
Cash outflow in operating activities	76.2	85.9
Cash payments for the principal portion of lease liabilities	129.3	116.7
Proceeds from lease inducements	(2.8)	(50.4)
Cash outflow in financing activities	126.5	66.3
Total cash outflow for leases	202.7	152.2